Employee defined benefits plans obligation	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Employee defined benefits plans obligation
Note 23. Employee defined benefits plans obligation
The main characteristics of benefit plans granted only to certain employees from the Entre Lomas joint operation are detailed below:
Benefit plan whereby Company employees meeting certain conditions, who have participated in the defined benefit plan in an uninterrupted manner and who, having joined the Company before May 31, 1995, have the required number of years of service, are eligible to receive upon retirement a certain amount according to the provisions of the plan.
The benefit is based on the last computable salary and the number of years working for the Company after deducting the benefits from the Argentine pension system managed by Administración Nacional de Seguridad Social (“ANSES”).
At the time of retirement, employees are entitled to receive a monthly payment at constant value, which is updated at the end of each year by the Consumer Price Index (“IPC”) published by the Institute of National Statistics and Census (Instituto Nacional de Estadísticas y Censos or “INDEC”) of Argentina. If during a certain year, the variation of exceeds 10%, the payment is adjusted provisionally once this percentage has been exceeded.
This plan requires the Company to contribute to a trust fund. The plan calls for a contribution to a fund exclusively funded by the Company and without any contribution by the employees. The assets of the fund are contributed to a trust fund and invested in US denominated money market instruments or fixed term deposits in order to preserve the accumulated capital and obtain a return in line with a moderate risk profile. The funds are mainly invested in U.S. government bonds, U.S. treasury notes and quality commercial papers.
The Bank of New York Mellon is the trustee and Willis Towers Watson is the managing agent. In case there is an excess (duly certified by an independent actuary) of the funds to be used to settle the benefits granted by the plan, the Company may have the option to use such excess, in which case it may have to notify the trustee thereof. As of December 31, 2020, the funds of the plan were invested in U.S. government bonds and the Company cannot dispose of such funds.
The following tables summarizes the components of net expense and long-term employee benefits liability in the consolidated financial statements:

	Successor – As of December 31, 2020	Successor – As of December 31, 2019	Successor – As of December 31, 2018	Predecessor – As of April 4, 2018
Cost of the current services	(60)	(68)	(99)	(38)
Cost of interest	(190)	(152)	(446)	(126)
Reductions	—	—	177	—
Return on plan assets	—	—	—	56

Total	(250)	(220)	(368)	(108)

	Successor – December 31, 2020
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the year
Balances at the beginning of the year	(12,351)	7,882	(4,469)
Items classified in profit or loss
Current services cost	(60)	—	(60)
Cost for interest	(587)	397	(190)
Items classified in other comprehensive income
Actuarial loss	735	(275)	460
Benefit payments	798	(798)	—
Contributions paid	—	798	798

Balances at the end of the year	(11,465)	8,004	(3,461)

	Successor – December 31, 2020 Successor – December 31, 2019
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the year
Balances at the beginning of the year	(11,014)	7.712	(3,302)
Items classified in profit or loss
Current services cost	(68)	—	(68)
Cost for interest	(541)	389	(152)
Items classified in other comprehensive income
Actuarial loss	(1,358)	(219)	(1,577)
Benefit payments	630	(630)	—
Contributions paid	—	630	630

Balances at the end of the year	(12,351)	7,882	(4,469)

	Successor – December 31, 2018
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the year
Balances at the beginning of the year	(10,481)	5,656	(4,825)
Increase for business combination	(3,847)	2,076	(1,771)
Items classified in profit or loss
Current services cost	(99)	—	(99)
Cost for interest	(446)	(20)	(466)
Reductions	177	—	177
Exchange differences on translation gain (loss)	257	—	257
Items classified in other comprehensive income
Actuarial gains	2,698	—	2,698
Benefit payments	727	(727)	—
Contributions paid	—	727	727

Balances at the end of the year	(11,014)	7,712	(3,302)

	Predecessor-April 3, 2018
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the period
Balances at the beginning of the period	(10,317)	5,634	(4,683)
Items classified in profit or loss
Current services cost	(38)	—	(38)
Cost for interest	(126)	—	(126)
Reductions	—	56	56
Exchange differences on translation	(57)	(34)	(91)
Items classified in other comprehensive income
Actuarial (losses) gains	(89)	—	(89)
Benefit payments	146	(146)	—
Contributions paid	—	146	146

Balances at the end of the period	(10,481)	5,656	(4,825)

The fair value of the plan assets at the end of each reporting period by category, are as follows:

	Successor- December 31, 2020	Successor- December 31, 2019	Successor- December 31, 2018
Cash and cash equivalents	—	—	7,712
Debt instruments categorized by issuers’ credit rating:
- US Government bonds	8,004	7,882	—

Total	8,004	7,882	7,712

Estimated expected benefits payments for the next ten (10) years are shown below. The amounts in the table represent the undiscounted cash flows and therefore do not reconcile to the obligations recorded at the end of the year.

	Successor- December 31, 2020	Successor- December 31, 2019	Successor- December 31, 2018
Less than one year	901	871	743
One to two years	889	851	825
Two to three years	899	836	811
Three to four years	884	856	800
Four to five years	885	839	783
Six to ten years	4,239	4,554	3,869
Significant actuarial assumptions used were as follows:

	Successor- December 31, 2020	Successor- December 31, 2019	Successor- December 31, 2018
Discount rate	5%	5%	5%
Assets return rate	5%	5%	—
Salaries increase	1%	1%	1%
The following sensitivity analysis shows the effect of a variation in the discount rate and salaries increase on the obligation amount.
If the discount rate would be 100 basis points higher (lower), the defined benefit obligation would decrease by 943 (increase by 1,199) as of December 31, 2020, decrease by 1,156 (increase by 1,379) as of December 31, 2019, and decrease by 1,011 (increase by 1,203) as of December 31, 2018
If the expected salary growth increases (decreases) by 1%, the defined benefit obligation would increase by 70 (decrease by 62) as of December 31, 2020, increase by 179 (decrease by 198) as of December 31, 2019 and increase by 197 (decrease by 183) as of December 31, 2018.
The sensitivity analysis above has been determined based on reasonably possible changes of the respective assumptions occurring at the end of each reporting period, based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. Therefore, the presented analysis may not be representative of the actual change in the defined benefit obligation. The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.
Furthermore, in presenting the above mentioned sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of each year, which is the same as that applied in calculating the defined benefit obligation liability recognized in the consolidated statements of financial position.
There was no change in the methods and assumptions used in preparing the sensitivity analysis from prior years.